Purchases of Equity Securities by the Issuer and Affiliated Purchasers (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Summary of Shares Repurchased
The following table provides a summary of shares repurchased by ASML in 2016:

Period	Total number of shares purchased	Average price paid per Share (EUR)	Total number of shares purchased as part of publicly announced plans or programs	Maximum value of shares that may yet be purchased under the program (EUR thousands)

January 21 - 31, 2016	268,537	82.08	268,537	1,477,957
February 1 - 29, 2016	1,306,921	78.12	1,575,458	1,375,859
March 1 - 31, 2016	1,045,133	86.51	2,620,591	1,285,449
April 1 - 30, 2016	1,138,127	87.95	3,758,718	1,185,356
May 1 - 31, 2016	278,182	82.15	4,036,900	1,162,504
June 1 - 30, 2016	560,410	85.57	4,597,310	1,114,552
July 1 - 31, 2016	166,068	87.63	4,763,378	1,100,000
August 1 - 31, 2016	—	—	4,763,378	1,100,000
September 1 - 30, 2016	—	—	4,763,378	1,100,000
October 1 - 31, 2016	—	—	4,763,378	1,100,000
November 1 - 30, 2016	—	—	4,763,378	1,100,000
December 1 - 31, 2016	—	—	4,763,378	1,100,000
Total	4,763,378	83.97